CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales
Net sales	$ 3,064.9	$ 3,259.7	$ 4,431.2	$ 4,285.6	$ 3,879.4
Costs and expenses
Costs and expenses	2,018.6	2,193.9	2,978.2	2,865.2	2,566.8
Selling, general and administrative expenses	742.9	809.0	1,100.8	1,223.8	1,086.0
Other deductions, net			146.1	178.8	254.4
Interest expense, net			310.4	288.8	379.3
Income (loss) before income taxes	(206.0)	(76.0)	(104.3)	(271.0)	(407.1)
Income tax expense (benefit)	52.5	30.9	36.5	49.9	(19.7)
Earnings (loss) from Continuing Operations			(140.8)	(320.9)	(387.4)
Earnings (loss) from Discontinued Operations - net of income taxes			0.0	6.9	17.8
Net loss	(258.5)	(106.9)	(140.8)	(314.0)	(369.6)
Products [Member]
Net sales
Net sales	2,288.5	2,478.0	3,356.1	3,230.3	2,913.3
Costs and expenses
Costs and expenses	1,575.3	1,741.3	2,349.2	2,274.5	2,028.4
Services [Member]
Net sales
Net sales	776.4	781.7	1,075.1	1,055.3	966.1
Costs and expenses
Costs and expenses	$ 443.3	$ 452.6	$ 629.0	$ 590.7	$ 538.4